Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of Geographical information
The Group derives revenue by geographical location for the six months ended June 30, 2025 and 2026 is as follows:

	Six months ended June 30,
	2025	2026
	Revenue	Revenue
United States	$12,361	$12,032
Americas_Others (Note)	3,699	4,321
Europe	9,423	9,547
Asia-Pacific	5,915	6,905
Others	963	1,470
	$32,361	$34,275
Note : Americas_Others includes in North and South America, excluding the United States.
The Group’s non-current assets, including property, plant and equipment, right-of-use assets and intangible assets, by geographical location as of December 31, 2025 and June 30, 2026 are as follows:

	December 31, 2025	June 30, 2026
	Non-current assets	Non-current assets
United States	$4,896	$4,367
Asia-Pacific	1,349	1,243
Europe	2	—
	$6,247	$5,610
Note : Non-current assets in the United States consist of goodwill and unpatented technology. Please refer to Note 6(8) for details.